SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023 (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Other income.		€ 15,985	€ 3,375	€ 1,924
Finance income		19,685	5,758	3,360
Finance expenses		10,091	17,746	18,014
Cash payments		81,871	5,880	€ 1,911
Debt funds
Financial instruments
Beginning balance		(104,166)
Finance income		15,852
Finance expenses		(4,302)
Cash payments		70,000
Non-cash settlement of loans		22,616
Ending balance			(104,166)
Silicon receivables
Financial instruments
Reversal of impairment		21,375
Non-cash settlement of receivables		(17,664)
Non-cash settlement of loans		(2,800)
Other		(911)
Shareholder receivable
Financial instruments
Beginning balance		65,589
Reversal of impairment		1,418
Finance income		3,173
Cash payments	€ 70,000	70,000
Other		(73)
Ending balance		107	€ 65,589
Receivable Silicon exit bonus
Financial instruments
Other income.		4,700
Ending balance		4,700
Group14 shares
Financial instruments
Non-cash settlement of receivables		17,664
Non-cash settlement of loans		€ (17,664)